Assets Received In Lieu Of Cash From The Sale Of Businesses	12 Months Ended
Dec. 31, 2011
Assets Received In Lieu Of Cash From The Sale Of Businesses [Abstract]
Assets Received In Lieu Of Cash From The Sale Of Businesses

36 Assets received in lieu of cash from the sale of businesses

In 2010, shares in Trident were obtained by our wholly-owned subsidiary NXP B.V. upon completion of the transaction to sell the digital television and set-top-box business to Trident Microsystems, Inc. (valued at $177 million, based on the quoted market price at the transaction date).

In 2009, shares and options were obtained upon completion of the strategic alliance with Virage Logic Corporation ($15 million).